Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Advertising expense	¥ 403,600	¥ 360,876
Net operating loss carry-forward	224,193	203,839
Accrued expenses	24,601	23,983
Impairment on long-term investments	20,929	20,742
Less: valuation allowance	(638,980)	(574,591)
Deferred tax assets, net	34,343	34,849
Deferred tax liabilities:
Intangible assets acquired	5,327	5,956
Accelerated tax depreciation	4,999	0
Withholding income tax	11,685	207,428
Deferred tax liabilities, net	¥ 22,011	¥ 213,384